BRIDGE LOANS (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
BRIDGE LOANS	9. BRIDGE LOANS

During the six months ended June 30, 2011, the Company sold an additional $2,282,500 of convertible notes to private investors (“Bridge Facility”). The notes were sold in various amounts with a term of six months and a stated rate of interest of 10% compounded annually. The notes provide for a three-year warrant to purchase an amount of common stock equal to the face amount of the note divided by the lower of the price per share of the common stock as determine by a Financing Event (defined below) or 100% of the fair market value of the common stock at the date of the note. In connection with the sale of the convertible notes, the Company incurred certain costs that were paid to placement agents for assistance with the sale of the convertible notes. These costs were accounted for as deferred financing costs and are amortized over the term of the convertible notes using the effective interest rate method. On April 28, 2011, notes in the amount of $5,506,428 including interest were converted into 2,753,214 shares of common stock.

During 2010, holders of $3,035,000 of notes with these terms agreed to extend the terms of the notes to the earlier of six months from the maturity date of the original note or the closing of a debt or equity financing with a minimum of $2 million in gross proceeds (“Financing Event”), and to convert their notes into common stock equal to the amount of the note plus accrued interest divided by the lower of the stock price as determined by the closing of the Financing Event or 100% of the fair market value of the common stock at the date of the note. In exchange for their agreement to extend the term of the note and to convert the note into equity the note holders received twice the amount of warrants provided under their original note and warrant agreement.

Pursuant to ASC Topic 470 "Debt with Conversion and Other Options," the Company previously recorded a debt discount in the amount of $524,483 based on the fair value allocation of the embedded conversion feature and the fair value allocation of the warrants. The debt discount was eliminated in April 2011 when the convertible notes were converted into the Company’s common stock.